UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2011
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INCA Investments, LLC
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Address: 8950 SW 74 Court Suite 1601
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         Miami, Fl 33156
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Form 13F File Number: 028-14407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nathan Woodruff
       ------------------
Title: CCO
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Phone: (305) 670-2230
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Signature, Place, and Date of Signing:

Nathan Woodruff		      Miami, Florida    	      01.09.2012
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0
                                         ---------------------------
Form 13F Information Table Entry Total:                          19
                                         ---------------------------
Form 13F Information Table Value Total:                      103,325 (thousands)
                                         ---------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER   -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED   NONE
------------------------------  -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ --------
America Movil SAB De CV         ADR	        0236W105    13382   592110 SH	    Sole              592110
Banco Bradesco SA               ADR            059460303      231    13841 SH       Sole               13841
Banco Macro SA         		ADR	       05961W105     2019   103550 SH	    Sole              103550
Banco Santander Chile New       ADR            05965X109     3798    50170 SH       Sole               50170
Bancolombia SA                  ADR            05968L102     1638    27500 SH       Sole               27500
Compania Cervecerias Unidas SA  ADR            204429104    14618   231662 SH       Sole              231662
Copa Holdings SA                CLA            P31076105     1413    24089 SH       Sole               24089
Credicorp Ltd                   COM            G2519Y108    18161   165900 SH       Sole              165900
Desarrolladora Homex SA DE      ADR            25030W100    10036   594905 SH       Sole              594905
Embotelladora Andina            ADR            29081P303     1538    59082 SH       Sole               59082
Grupo Financiero Galicia SA     ADR            399909100      292    49200 SH       Sole               49200
Grupo Televisa SA De CV         ADR            40049J206    20882   991528 SH       Sole              991528
Itau Unibanco Hdg SA            ADR            465562106    13306   716921 SH       Sole              716921
Petroleo Brasileiro SA          ADR            71654V408      204     8200 SH       Sole                8200
Vale SA                         ADR            91912E105      225    10500 SH       Sole               10500
Ternium SA			ADR	       880890108     1449    78800 SH       Sole               78800
Grupo Aeroportuario Del Sureste ADR	       40051E202       59     1050 SH       Sole                1050
Banco de Chile			ADR	       059520106       74      900 SH       Sole                 900